Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of changes in the restructuring reserve

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$15	$—	$—	$15
Cumulative restructuring costs incurred through September 30, 2012	$31	$—	$—	$31
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	19	—	—	19
Payments	$(10)	$—	$—	(10)

Balance as of September 30, 2012	$17	$—	$—	$17

	Silicones	Quartz	Total
Balance as of January 1, 2010	$8	$3	$11
Additions	3	—	3
Cash payments	(8)	(3)	(11)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2010	3	—	3
Additions	9	—	9
Cash payments	(4)	—	(4)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2011	$8	$—	$8